[AMERICAN EXPRESS LOGO]-Registered Trademark-

                                                               AEL PREFERRED-SM-
                                                                VARIABLE ANNUITY


ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY





                              ANNUAL REPORT -- 2000

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Preferred Variable Annuity Subaccounts (comprised of subaccounts ESI, ECR, EMS, EMG, EAG, EDI, EGG, EGI, ENO and EVO) as of December 31, 2000, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - AEL Preferred Variable Annuity Subaccounts at December 31, 2000 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


--------------------------------------------------------------------------------
                                                         ANNUAL REPORT - 2000  1

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF NET ASSETS
                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
DECEMBER 31, 2000                                                        ESI             ECR                EMS             EMG
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                          $ 13,995,096     $ 13,384,798     $  5,547,201     $ 14,144,637
                                                                 -------------------------------------------------------------------
   at market value                                                  $ 13,079,538     $ 12,042,880     $  5,546,309     $ 13,531,889
Dividends receivable                                                      74,781               --           27,905               --
Accounts receivable from American Enterprise Life
   for contract purchase payments                                         17,564           12,094               --           13,235
Receivable from mutual funds and portfolios for share
   redemptions                                                                --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          13,171,883       12,054,974        5,574,214       13,545,124
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                         12,991           11,889            5,797           13,361
   Issue and administrative fee                                            1,559            1,427              696            1,603
   Contract terminations                                                      --               --          105,913               --
Payable to mutual funds and portfolios for investments purchased              --               --                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         14,550           13,316          112,406           14,964
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             13,142,720       12,033,915        5,461,768       13,515,307
Net assets applicable to contracts in payment period                      14,613            7,743               40           14,853
====================================================================================================================================
Total net assets                                                    $ 13,157,333     $ 12,041,658     $  5,461,808     $ 13,530,160
====================================================================================================================================
Accumulation units outstanding                                         9,498,099        6,357,512        4,421,199        6,779,113
====================================================================================================================================
Net asset value per accumulation unit                               $       1.38     $       1.89     $       1.24     $       1.99
====================================================================================================================================
STATEMENTS OF NET ASSETS
                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                --------------------------------------------------------------------
DECEMBER 31, 2000                                                     EAG               EDI               EGG               EGI
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                        $ 10,340,095      $  9,347,151      $  3,127,282      $ 19,687,989
------------------------------------------------------------------------------------------------------------------------------------
   at market value                                                $  8,572,592      $  8,177,420      $  2,658,019      $ 20,048,049
Dividends receivable                                                        --                --                --                --
Accounts receivable from American Enterprise Life
   for contract purchase payments                                        4,325            26,750            20,332                --
Receivable from mutual funds and portfolios for share redemptions           --             9,032             2,920            45,134
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                         8,576,917         8,213,202         2,681,271        20,093,183
====================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                        8,478             8,064             2,608            19,801
   Issue and administrative fee                                          1,017               968               313             2,377
   Contract terminations                                                    --                --                --             5,596
Payable to mutual funds and portfolios for investments purchased            --            11,344             8,836               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        9,495            20,376            11,757            27,774
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period            8,560,857         8,181,882         2,669,320        20,060,568
Net assets applicable to contracts in payment period                     6,565            10,944               194             4,841
====================================================================================================================================
Total net assets                                                  $  8,567,422       $ 8,192,826       $ 2,669,514      $ 20,065,409
====================================================================================================================================
Accumulation units outstanding                                       3,856,140         6,501,889         1,851,865         8,781,806
====================================================================================================================================
Net asset value per accumulation unit                                 $   2.22            $ 1.26           $  1.44          $  2.28
====================================================================================================================================
STATEMENTS OF NET ASSETS
                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  ---------------------------------       COMBINED
DECEMBER 31, 2000                                                        ENO            EVO           VARIABLE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                        $ 10,551,857        $2,095,378      $102,221,484
-----------------------------------------------------------------------------------------------------------------------
   at market value                                                $ 14,047,479        $1,995,311      $ 99,699,486
Dividends receivable                                                        --                --           102,686
Accounts receivable from American Enterprise Life
   for contract purchase payments                                       22,187            21,889           138,376
Receivable from mutual funds and portfolios for share redemptions       16,125             2,206            75,417
------------------------------------------------------------------------------------------------------------------------
Total assets                                                        14,085,791         2,019,406       100,015,965
========================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                       14,397             1,970            99,356
   Issue and administrative fee                                          1,728               236            11,924
   Contract terminations                                                    --                --           111,509
Payable to mutual funds and portfolios for investments purchased         9,195             6,104            35,479
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       25,320             8,310           258,268
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           14,060,471         2,009,565        99,696,373
Net assets applicable to contracts in payment period                        --             1,531            61,324
========================================================================================================================
Total net assets                                                  $ 14,060,471        $2,011,096       $99,757,697
========================================================================================================================
Accumulation units outstanding                                       5,122,939         1,105,142
=================================================================================================
Net asset value per accumulation unit                             $       2.74        $     1.82
=================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
2  AEL PREFERRED -SM- VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                                    ----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                            ESI               ECR              EMS               EMG
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                    $  825,516        $ 1,360,779      $  179,282        $ 1,164,243
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                                      149,013            166,687          38,688            164,914
   Administrative charge                                                17,784             19,892           4,620             19,790
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                         166,797            186,579          43,308            184,704
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                         658,719          1,174,200         135,974            979,539
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                 763,785            886,375       19,237,234         1,105,815
   Cost of investments sold                                            829,594            778,454       19,253,821         1,025,033
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                               (65,809)            107,921         (16,587)            80,782
Net change in unrealized appreciation
  or depreciation of investments                                      (92,908)        (3,989,879)            (891)       (1,592,346)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       (158,717)        (3,881,958)         (17,478)       (1,511,564)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     $  500,002       $(2,707,758)      $   118,496      $  (532,025)
====================================================================================================================================
STATEMENTS OF OPERATIONS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                            EAG               EDI             EGG               EGI
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                    $2,896,429        $  635,803         $ 504,596      $  2,028,073
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                                      135,660           100,738            36,104           239,564
   Administrative charge                                                16,279            12,094             4,334            28,762
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                         151,939           112,832            40,438           268,326
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                       2,744,490           522,971           464,158         1,759,747
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               1,492,470           695,454            99,463         2,606,230
   Cost of investments sold                                          1,032,897           776,081            83,394         2,706,221
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                459,573          (80,627)            16,069          (99,991)
Net change in unrealized appreciation
  or depreciation of investments                                   (5,329,836)         (547,774)       (1,530,366)         (467,730)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (4,870,263)         (628,401)       (1,514,297)         (567,721)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(2,125,773)       $ (105,430)      $(1,050,139)        $1,192,026
====================================================================================================================================
STATEMENTS OF OPERATIONS
                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------      COMBINED
YEAR ENDED DECEMBER 31, 2000                                              ENO             EVO     VARIABLE ACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                   $ 1,636,686       $   241,626      $ 11,473,033
------------------------------------------------------------------------------------------------------------------
Expenses:
   Mortality and expense risk fee                                      246,985            25,165         1,303,518
   Administrative charge                                                29,653             3,021           156,229
------------------------------------------------------------------------------------------------------------------
Total expenses                                                         276,638            28,186
------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                       1,360,048           213,440        10,013,286
==================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                               2,741,856            78,087        29,706,769
   Cost of investments sold                                          1,397,422            64,099        27,947,016
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              1,344,434            13,988         1,759,753
Net change in unrealized appreciation
  or depreciation of investments                                   (7,878,693)         (643,122)      (22,073,545)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (6,534,259)         (629,134)      (20,313,792)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $(5,174,211)        $(415,694)     $(10,300,506)
==================================================================================================================

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                         ANNUAL REPORT - 2000  3

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                            ESI               ECR              EMS               EMG
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net                                     $     658,719    $   1,174,200    $     135,974    $     979,539
Net realized gain (loss) on investments                                  (65,809)         107,921          (16,587)          80,782
Net change in unrealized appreciation
   or depreciation of investments                                        (92,908)      (3,989,879)            (891)      (1,592,346)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          500,002       (2,707,758)         118,496         (532,025)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                             1,127,304          898,821        5,658,273        1,208,930
Net transfers(1)                                                       1,618,613        1,432,606         (995,418)       1,462,595
Annuity payments                                                            (212)            (473)              --             (338)
Contract terminations:
   Surrender benefits and contract charges                              (791,854)      (1,106,354)        (378,581)        (874,865)
   Death benefits                                                       (116,821)        (119,354)         (54,981)        (124,332)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         1,837,030        1,105,246        4,229,293        1,671,990
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                       10,820,301       13,644,170        1,114,019       12,390,195
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $  13,157,333    $  12,041,658    $   5,461,808    $  13,530,160
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                 8,126,599        5,864,252          941,161        5,985,403
Contract purchase payments                                               861,621          409,188        4,705,351          586,982
Net transfers(1)                                                       1,214,069          652,357         (825,952)         705,526
Contract terminations:
   Surrender benefits and contract charges                              (617,438)        (514,469)        (353,020)        (437,837)
   Death benefits                                                        (86,752)         (53,816)         (46,341)         (60,961)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                       9,498,099        6,357,512        4,421,199        6,779,113
===================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                            EAG               EDI             EGG               EGI
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net                                    $   2,744,490     $     522,971    $     464,158    $   1,759,747
Net realized gain (loss) on investments                                 459,573           (80,627)          16,069          (99,991)
Net change in unrealized appreciation
   or depreciation of investments                                    (5,329,836)         (547,774)      (1,530,366)        (467,730)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (2,125,773)         (105,430)      (1,050,139)       1,192,026
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                            1,334,896           276,511          423,594          616,173
Net transfers(1)                                                       (606,438)          652,158          442,696          440,135
Annuity payments                                                           (551)              (74)              --             (506)
Contract terminations:
   Surrender benefits and contract charges                             (974,921)         (537,357)         (69,291)      (1,913,038)
   Death benefits                                                       (80,967)         (180,456)          (8,677)        (203,863)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         (327,981)          210,782          788,322       (1,061,099)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      11,021,176         8,087,474        2,931,331       19,934,482
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $   8,567,422     $   8,192,826    $   2,669,514    $  20,065,409
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                3,961,232         6,355,776        1,411,843        9,311,251
Contract purchase payments                                              473,826           220,799          234,552          297,782
Net transfers(1)                                                       (195,397)          503,016          248,140          189,928
Contract terminations:
   Surrender benefits and contract charges                             (354,981)         (435,654)         (37,199)        (921,712)
   Death benefits                                                       (28,540)         (142,048)          (5,471)         (95,443)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      3,856,140         6,501,889        1,851,865        8,781,806
===================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                  --------------------------------     COMBINED
YEAR ENDED DECEMBER 31, 2000                                            ENO               EVO      VARIABLE ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net                                    $   1,360,048     $     213,440    $  10,013,286
Net realized gain (loss) on investments                               1,344,434            13,988        1,759,753
Net change in unrealized appreciation
   or depreciation of investments                                    (7,878,693)         (643,122)     (22,073,545)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (5,174,211)         (415,694)     (10,300,506)
====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                              599,734           367,681       12,511,917
Net transfers(1)                                                         44,738           471,740        4,963,425
Annuity payments                                                           (101)              (11)          (2,266)
Contract terminations:
   Surrender benefits and contract charges                           (1,927,687)          (48,830)      (8,622,778)
   Death benefits                                                       (84,460)           (3,103)        (977,014)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (1,367,776)          787,477        7,873,284
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      20,602,458         1,639,313      102,184,919
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $  14,060,471     $   2,011,096    $  99,757,697
====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                5,475,925           743,110
Contract purchase payments                                              164,294           171,946
Net transfers(1)                                                         12,906           215,500
Contract terminations:
   Surrender benefits and contract charges                             (508,949)          (23,799)
   Death benefits                                                       (21,237)           (1,615)
----------------------------------------------------------------------------------------------------
Units outstanding at end of year                                      5,122,939         1,105,142
====================================================================================================

(1) Includes transfer activity from (to) other subacounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
4  AEL PREFERRED -SM- VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                 -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999                                           ESI                 ECR               EMS              EMG
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net                                     $   509,375       $ 1,063,263       $    34,572       $   629,710
Net realized gain (loss) on investments                               (38,416)           133,643               (6)            31,804
Net change in unrealized appreciation
  or depreciation of investments                                     (431,444)         1,170,550               (4)           705,266
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        39,515          2,367,456            34,562         1,366,780
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                           2,364,485         1,613,826           327,820         1,698,764
Net transfers(1)                                                     1,661,200           889,068           920,070         1,651,244
Contract terminations:
   Surrender benefits                                                (643,436)         (978,721)       (1,027,233)         (777,693)
   Death benefits                                                    (155,072)          (92,582)               --          (113,085)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       3,227,177         1,431,591           220,657         2,459,230
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      7,553,609         9,845,123           858,800         8,564,185
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $10,820,301       $13,644,170       $ 1,114,019       $12,390,195
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               5,688,915         5,163,185           749,301         4,684,466
Contract purchase payments                                           1,802,413           806,674           279,813           906,505
Net transfers(1)                                                     1,255,338           436,406           788,973           874,349
Contract terminations:
   Surrender benefits and contract charges                           (503,166)         (490,112)         (876,926)         (420,370)
   Death benefits                                                    (116,901)          (51,901)               --           (59,547)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     8,126,599         5,864,252           941,161         5,985,403
====================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999                                            EAG               EDI               EGG            EGI
OPERATIONS

Investment income (loss)-- net                                     $   677,522       $   438,050        $  100,875       $ 1,410,153
Net realized gain (loss) on investments                                 69,460          (69,032)            21,333           138,001
Net change in unrealized appreciation
  or depreciation of investments                                     3,733,600         (338,782)           939,066       (1,526,466)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      4,480,582            30,236         1,061,274            21,688
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                           1,327,105           429,428           438,876           993,329
Net transfers(1)                                                       196,717           819,217           253,954         1,042,498
Contract terminations:
   Surrender benefits                                                (590,047)         (588,321)          (85,561)       (1,474,391)
   Death benefits                                                     (90,014)         (163,991)           (7,699)         (227,092)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                         843,761           496,333           599,570           334,344
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      5,696,833         7,560,905         1,270,487        19,578,450
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $11,021,176       $ 8,087,474        $2,931,331       $19,934,482
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               3,452,898         5,962,803           995,653         9,160,761
Contract purchase payments                                             765,858           340,298           306,162           452,859
Net transfers(1)                                                       135,664           649,312           179,237           475,496
Contract terminations:
   Surrender benefits and contract charges                           (342,970)         (466,981)          (64,029)         (677,158)
   Death benefits                                                     (50,218)         (129,656)           (5,180)         (100,707)
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     3,961,232         6,355,776         1,411,843         9,311,251
====================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                  ------------------------------------     COMBINED
YEAR ENDED DECEMBER 31, 1999                                            ENO               EVO          VARIABLE ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS

Investment income (loss)-- net                                     $  (20,704)          $ 52,500      $  4,895,316
Net realized gain (loss) on investments                                625,083            11,823           923,693
Net change in unrealized appreciation
  or depreciation of investments                                     7,761,913           458,840        12,472,539
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      8,366,292           523,163        18,291,548
==================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                             420,481           312,715         9,926,829
Net transfers(1)                                                     (190,447)           226,374         7,469,895
Contract terminations:
   Surrender benefits                                                (986,195)          (41,164)       (7,192,762)
   Death benefits                                                     (70,593)           (3,873)         (924,001)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                       (826,754)           494,052         9,279,961
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     13,062,920           622,098        74,613,410
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                          $20,602,458        $1,639,313      $102,184,919
==================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                               5,798,150           439,985
Contract purchase payments                                             165,668           196,463
Net transfers(1)                                                      (74,469)           139,299
Contract terminations:
   Surrender benefits and contract charges                           (385,336)          (30,344)
   Death benefits                                                     (28,088)           (2,293)
------------------------------------------------------------------------------------------------
Units outstanding at end of year                                     5,475,925           743,110
================================================================================================

(1)  Includes transfer activity from (to) other subacounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                         ANNUAL REPORT - 2000  5

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES OF                                            INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
ESI            AXP-Registered Trademark- Variable Portfolio - Bond Fund                    IDS Life Insurance Company(1)
ECR            AXP-Registered Trademark- Variable Portfolio - Capital Resource Fund        IDS Life Insurance Company(1)
EMS            AXP-Registered Trademark- Variable Portfolio - Cash Management Fund         IDS Life Insurance Company(1)
EMG            AXP-Registered Trademark- Variable Portfolio - Managed Fund                 IDS Life Insurance Company(1)
EAG            AXP-Registered Trademark- Variable Portfolio - Strategy Aggressive Fund     IDS Life Insurance Company(1)
EDI            Putnam VT Diversified Income Fund - Class IA    Shares                      Putnam Investment Management, LLC
EGG            Putnam VT Global Growth Fund - Class IA shares                              Putnam Investment Management, LLC
EGI            Putnam VT Growth and Income Fund - Class IA Shares                          Putnam Investment Management, LLC
ENO            Putnam VT New Opportunities Fund - Class IA Shares                          Putnam Investment Management, LLC
EVO            Putnam VT Voyager Fund - Class IA Shares                                    Putnam Investment Management, LLC
------------------------------------------------------------------------------------------------------------------------------------

(1) American Express Financial Corporation (AEFC) is the investment adviser.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts which are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Enterprise Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Enterprise Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.


--------------------------------------------------------------------------------
6  AEL PREFERRED -SM- VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

5. CONTRACT ADMINISTRATIVE CHARGE

American Enterprise Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Enterprise Life does not expect to profit from this charge. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. If you make payments to your annuity under a systematic investment plan (SIP), we will deduct the contract administrative charge on any contract anniversary when your contract value is $2,000 or more but less than $50,000. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Enterprise Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals during the first six payment years following a purchase payment. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset subaccount basis. Charges for all segregated asset subaccounts amounted to $662,606 in 2000 and $479,554 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

SUBACCOUNT    INVESTMENT                                                                     SHARES          NAV
-------------------------------------------------------------------------------------------------------------------
ESI           AXP-Registered Trademark- Variable Portfolio - Bond Fund                     1,261,624        $10.37
ECR           AXP-Registered Trademark- Variable Portfolio - Capital Resource Fund           453,215         26.57
EMS           AXP-Registered Trademark- Variable Portfolio - Cash Management Fund          5,548,172          1.00
EMG           AXP-Registered Trademark- Variable Portfolio - Managed Fund                    765,334         17.68
EAG           AXP-Registered Trademark- Variable Portfolio - Strategy Aggressive Fund        687,825         12.46
EDI           Putnam VT Diversified Income Fund - Class IA Shares                            893,707          9.15
EGG           Putnam VT Global Growth Fund - Class IA Shares                                 146,852         18.10
EGI           Putnam VT Growth and Income Fund - Class IA Shares                             775,553         25.85
ENO           Putnam VT New Opportunities Fund - Class IA Shares                             469,973         29.89
EVO           Putnam VT Voyager Fund - Class IA Shares                                        40,871         48.82
-------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                                      YEAR ENDED DEC. 31,
SUBACCOUNT   INVESTMENT                                                                           2000                 1999
-------------------------------------------------------------------------------------------------------------------------------
ESI          AXP-Registered Trademark- Variable Portfolio - Bond Fund                         $ 3,173,327          $ 4,264,147
ECR          AXP-Registered Trademark- Variable Portfolio - Capital Resource Fund               3,178,260            3,258,677
EMS          AXP-Registered Trademark- Variable Portfolio - Cash Management Fund               23,690,904            3,721,067
EMG          AXP-Registered Trademark- Variable Portfolio - Managed Fund                        3,742,448            3,779,798
EAG          AXP-Registered Trademark- Variable Portfolio - Strategy Aggressive Fund            3,936,267            2,283,793
EDI          Putnam VT Diversified Income Fund - Class IA Shares                                1,413,801            1,688,106
EGG          Putnam VT Global Growth Fund - Class IA Shares                                     1,340,448              871,694
EGI          Putnam VT Growth and Income Fund - Class IA Shares                                 3,287,518            3,508,981
ENO          Putnam VT New Opportunities Fund - Class IA Shares                                 2,721,136              919,361
EVO          Putnam VT Voyager Fund - Class IA Shares                                           1,063,219              630,539
-------------------------------------------------------------------------------------------------------------------------------
             Combined Variable Account                                                        $47,547,328          $24,926,163
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         ANNUAL REPORT - 2000  7

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                        2000      1999     1998      1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ESI(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                            $ 1.33    $ 1.33   $ 1.33    $ 1.24    $ 1.17     $ 1.00

Accumulation unit value at end of period                                  $ 1.38    $ 1.33   $ 1.33    $ 1.33    $ 1.24     $ 1.17

Number of accumulation units outstanding at end of period (000 omitted)    9,498     8,127    5,689     2,544     1,377        414

Ratio of operating expense to average net assets                           1.40%     1.40%    1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ECR(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                            $ 2.33    $ 1.91   $ 1.56    $ 1.27    $ 1.20     $ 1.00

Accumulation unit value at end of period                                  $ 1.89    $ 2.33   $ 1.91    $ 1.56    $ 1.27     $ 1.20

Number of accumulation units outstanding at end of period (000 omitted)    6,358     5,864    5,163     3,813     2,350        818

Ratio of operating expense to average net assets                           1.40%     1.40%    1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMS(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                            $ 1.18    $ 1.15   $ 1.11    $ 1.07    $ 1.03     $ 1.00

Accumulation unit value at end of period                                  $ 1.24    $ 1.18   $ 1.15    $ 1.11    $ 1.07     $ 1.03

Number of accumulation units outstanding at end of period (000 omitted)    4,421       941      749       231       241        132

Ratio of operating expense to average net assets                           1.40%     1.40%    1.40%     1.40%     1.50%      1.50%

Simple yield(2)                                                            4.48%     4.52%    3.29%     3.71%     3.26%      3.53%

Compound yield(2)                                                          4.58%     4.62%    3.34%     3.78%     3.32%      3.59%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EMG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                            $ 2.07   $ 1.83    $ 1.60    $ 1.36    $ 1.18     $ 1.00

Accumulation unit value at end of period                                  $ 1.99   $ 2.07    $ 1.83    $ 1.60    $ 1.36     $ 1.18

Number of accumulation units outstanding at end of period (000 omitted)    6,779    5,985     4,684     2,944     1,546        589

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EAG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK-
VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                            $ 2.78   $ 1.65    $ 1.63    $ 1.47    $ 1.28     $ 1.00

Accumulation unit value at end of period                                  $ 2.22   $ 2.78    $ 1.65    $ 1.63    $ 1.47     $ 1.28

Number of accumulation units outstanding at end of period (000 omitted)    3,856    3,961     3,453     2,434     1,324        473

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EDI(1) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED
INCOME FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                            $ 1.27   $ 1.27    $ 1.30    $ 1.23    $ 1.15     $ 1.00

Accumulation unit value at end of period                                  $ 1.26   $ 1.27    $ 1.27    $ 1.30    $ 1.23     $ 1.15

Number of accumulation units outstanding at end of period (000 omitted)    6,502    6,356     5,963     3,151     1,824        601

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGG(3) (INVESTING IN SHARES OF PUTNAM VT GLOBAL
GROWTH FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                            $ 2.08   $ 1.28    $ 1.00    $ 1.00        --         --

Accumulation unit value at end of period                                  $ 1.44   $ 2.08    $ 1.28    $ 1.00        --         --

Number of accumulation units outstanding at end of period (000 omitted)    1,852    1,412       996       388        --         --

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%        --         --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EGI(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH
AND INCOME FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                            $ 2.14   $ 2.14    $ 1.88    $ 1.53    $ 1.27     $ 1.00

Accumulation unit value at end of period                                  $ 2.28   $ 2.14    $ 2.14    $ 1.88    $ 1.53     $ 1.27

Number of accumulation units outstanding at end of period (000 omitted)    8,782    9,311     9,161     6,452     3,655      1,152

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%     1.50%      1.50%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  AEL PREFERRED -SM- VARIABLE ANNUITY

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -
AEL PREFERRED VARIABLE ANNUITY SUBACCOUNTS
--------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                        2000      1999     1998      1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ENO(1) (INVESTING IN SHARES OF PUTNAM VT NEW
OPPORTUNITIES FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                            $ 3.76   $ 2.25    $ 1.84    $ 1.51    $ 1.39     $1.00

Accumulation unit value at end of period                                  $ 2.74   $ 3.76    $ 2.25    $ 1.84    $ 1.51     $1.39

Number of accumulation units outstanding at end of period (000 omitted)    5,123    5,476     5,798     4,575     2,980       691

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%     1.50%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT EVO(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER
FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                            $ 2.21   $ 1.41    $ 1.15    $ 1.00        --        --

Accumulation unit value at end of period                                  $ 1.82   $ 2.21    $ 1.41    $ 1.15        --        --

Number of accumulation units outstanding at end of period (000 omitted)    1,105      743       440       148        --        --

Ratio of operating expense to average net assets                           1.40%    1.40%     1.40%     1.40%        --        --
------------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Feb. 21, 1995.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on June 10, 1997.


--------------------------------------------------------------------------------

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.










/S/ Ernst & Young LLP
    Ernst & Young LLP
February 8, 2001
Minneapolis, Minnesota

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Balance sheets
December 31, ($ thousands, except share amounts)         2000           1999

Assets

Investments:
     Fixed maturities:
         Held to maturity, at amortized cost
            (fair value: 2000, $927,031;
            1999, $984,103)                             $  934,091   $1,006,349
         Available for sale, at fair value
            (amortized cost: 2000, $2,163,906;
            1999, $2,411,799)                            2,068,487    2,304,487
                                                         ---------    ---------
                                                         3,002,578    3,310,836
     Mortgage loans on real estate                         724,009      785,253
     Other investments                                       9,407       11,470
                                                             -----       ------
            Total investments                            3,735,994    4,107,559
Cash and cash equivalents                                   34,852           --
Amounts due from brokers                                     1,316           --
Accounts receivable                                            867          316
Accrued investment income                                   54,941       56,676
Deferred policy acquisition costs                          198,622      180,288
Deferred income taxes                                       26,350       37,501
Other assets                                                 9,969            9
Separate account assets                                    589,310      220,994
                                                           -------      -------
            Total assets                                $4,652,221   $4,603,343
                                                        ==========   ==========

Liabilities and stockholder's equi1ty
Liabilities:
     Future policy benefits for:
         Fixed annuities                                $3,584,784   $3,921,513
         Universal life-type insurance                          10           --
     Policy claims and other policyholders' funds            9,295       12,097
     Amounts due to brokers                                 24,387       25,215
     Other liabilities                                       6,326       17,436
     Separate account liabilities                          589,310      220,994
                                                           -------      -------
            Total liabilities                            4,214,112    4,197,255
Commitments and contingencies
Stockholder's equity:
     Capital stock, $100 par value per share;
         100,000 shares authorized, 20,000 shares
         issued and outstanding                              2,000        2,000
     Additional paid-in capital                            282,872      282,872
     Accumulated other comprehensive loss:
         Net unrealized securities losses                  (62,097)     (69,753)
     Retained earnings                                     215,334      190,969
                                                           -------      -------
            Total stockholder's equity                     438,109      406,088
                                                           -------      -------
Total liabilities and stockholder's equity              $4,652,221   $4,603,343
                                                        ==========   ==========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of income

Years ended December 31, ($ thousands)                2000      1999      1998

Revenues:
Net investment income                              $299,759  $322,746  $340,219
Policyholder and contractholder charges               6,865     6,069     6,387
Mortality and expense risk fees                       5,383     2,269     1,275
Net realized gain (loss) on investments                 469     6,565    (4,788)
                                                        ---     -----    ------
     Total revenues                                 312,476   337,649   343,093
                                                    -------   -------   -------

Benefits and expenses:
Interest credited on investment contracts           191,040   208,583   228,533
Amortization of deferred policy acquisition costs    47,676    43,257    53,663
Other operating expenses                             35,308    35,147    24,476
                                                     ------    ------    ------
     Total benefits and expenses                    274,024   286,987   306,672
                                                    -------   -------   -------
Income before income taxes                           38,452    50,662    36,421
Income taxes                                         14,087    16,675    14,395
                                                     ------    ------    ------
Net income                                         $ 24,365  $ 33,987  $ 22,026
                                                   ========  ========  ========


See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------


Statements of stockholder's equity

                                                                                                      Accumulated
                                                                                                        Other
                                                           Total                      Additional    Comprehensive
                                                       Stockholder's     Capital        Paid-In     (Loss) Income,     Retained
Three years ended December 31, ($ thousands)              Equity          Stock        Capital        Net of Tax       Earnings

Balance, January 1, 1998                                $ 469,344         $2,000       $282,872    $    49,516         $134,956
Comprehensive income:
     Net income                                            22,026             --             --             --           22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)            --             --         (6,314)              --
     Reclassification adjustment for losses
         included in net income,
         net of tax of ($588)                               1,093             --             --          1,093               --
                                                            -----          -----          -----          -----            -----
Other comprehensive loss                                   (5,221)            --             --         (5,221)              --
                                                           ------          -----          -----         ------            -----
Comprehensive income:                                      16,805
                                                           ------

Balance, December 31, 1998                                486,149          2,000        282,872         44,295          156,982
Comprehensive loss:
     Net income                                            33,987             --             --             --           33,987
     Unrealized holding losses arising
         during the year, net of taxes of $59,231        (110,001)            --             --       (110,001)              --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $2,179                              (4,047)            --             --         (4,047)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive loss                                 (114,048)            --             --       (114,048)              --
                                                         --------          -----          -----       --------            -----
Comprehensive loss                                        (80,061)
                                                          -------

Balance, December 31, 1999                                406,088          2,000        282,872        (69,753)         190,969
Comprehensive income:
     Net income                                            24,365             --             --             --           24,365
     Unrealized holding gains arising
         during the year, net of taxes of $(4,812)          8,937             --             --          8,937               --
     Reclassification adjustment for gains
         included in net income,
         net of tax of $690                                (1,281)            --             --         (1,281)              --
                                                           ------          -----          -----         ------            -----
Other comprehensive income                                  7,656             --             --          7,656               --
                                                            -----          -----          -----          -----            -----
Comprehensive income                                       32,021
                                                           ------
Balance, December 31, 2000                              $ 438,109         $2,000       $282,872    $   (62,097)        $215,334
                                                        =========         ======       ========    ===========         ========

See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows

Years ended December 31, ($ thousands)                                                2000                1999                1998

Cash flows from operating activities:
Net income                                                                       $  24,365           $  33,987           $  22,026
Adjustments to reconcile net income
to net cash (used in) provided by operating activities:
     Change in accrued investment income                                             1,735               5,064              (2,152)
     Change in accounts receivable                                                    (551)               (102)                349
     Change in deferred policy acquisition costs, net                              (18,334)             16,191              28,022
     Change in other assets                                                         (9,960)                 34                  74
     Change in policy claims and other policyholders' funds                         (2,802)              4,708              (3,939)
     Deferred income tax provision (benefit)                                         7,029                 711              (9,591)
     Change in other liabilities                                                   (11,110)             (7,064)              7,595
     Amortization of premium, net                                                    2,682               2,315                 122
     Net realized (gain) loss on investments                                          (469)             (6,565)              4,788
     Other, net                                                                       (233)             (1,562)              2,544
                                                                                      ----              ------               -----
         Net cash (used in) provided by operating activities                        (7,648)             47,717              49,838

Cash flows from investing activities:
Fixed maturities held to maturity:
     Maturities                                                                     65,716              65,705              73,601
     Sales                                                                           5,128               8,466              31,117
Fixed maturities available for sale:
     Purchases                                                                    (101,665)           (593,888)           (298,885)
     Maturities                                                                    171,297             248,317             335,357
     Sales                                                                         176,296             469,126              48,492
Other investments:
     Purchases                                                                      (1,388)            (28,520)           (161,252)
     Sales                                                                          65,978              57,548              78,681
Change in amounts due from brokers                                                  (1,316)                 --                  --
Change in amounts due to brokers                                                      (828)            (29,132)             19,412
                                                                                      ----             -------              ------
         Net cash provided by investing activities                                 379,218             197,622             126,523

Cash flows from financing activities:
Activity related to universal life type insurance and investment contracts:
     Considerations received                                                       398,462             299,899             302,158
     Surrenders and other benefits                                                (926,220)           (753,821)           (707,052)
     Interest credited to account balances                                         191,040             208,583             228,533
                                                                                   -------             -------             -------
         Net cash used in financing activities                                    (336,718)           (245,339)           (176,361)
                                                                                  --------            --------            --------
Net increase in cash and cash equivalents                                           34,852                  --                  --
Cash and cash equivalents at beginning of year                                          --                  --                  --
                                                                                      ----                ----                ----
Cash and cash equivalents at end of year                                         $  34,852           $      --           $      --
                                                                                 =========           =========           =========
See accompanying notes.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Notes to Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life are offered as well. The Company distributes its products through financial institutions and unbranded independent financial advisors.

Basis of presentation
The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less a reserve for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Statements of cash flows
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                    2000        1999         1998
Cash paid during the year for:
Income taxes                     $14,861     $22,007      $19,035
Interest on borrowings             1,073       2,187        5,437

Recognition of profits on annuity contracts
Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

The retrospective deposit method is used in accounting for fixed and variable universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Policyholder and contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For variable universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, unlocking adjustments resulted in a net increase in amortization of $1.5 million. Net unlocking adjustments in 1999 were not significant. During 1998, unlocking adjustments resulted in a net increase in amortization of $11 million.

Liabilities for future policy benefits
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $9,944 and $2,147, receivable from and payable to, respectively, IDS Life for federal income taxes.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

Accounting changes
In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sale.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications
Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                  Gross      Gross
                                    Amortized  unrealized  unrealized     Fair
Held to maturity                      cost        gains      losses       value
U.S. Government agency obligations   $  6,949    $    26    $     55  $    6,920
State and municipal obligations         2,101          1          --       2,102
Corporate bonds and obligations       773,630      9,876      17,470     766,036
Mortgage-backed securities            151,411        801         239     151,973
                                      -------        ---         ---     -------
                                     $934,091    $10,704    $ 17,764  $  927,031
                                     ========    =======    ========  ==========
Available for sale
U.S. Government agency obligations $    5,154    $   284    $     --  $    5,438
State and municipal obligations         2,250          5          --       2,255
Corporate bonds and obligations     1,319,781     19,103     123,865   1,215,019
Mortgage-backed securities            836,721     10,780       1,726     845,775
                                      -------     ------       -----     -------
                                   $2,163,906    $30,172    $125,591  $2,068,487
                                   ==========    =======    ========  ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                   Gross       Gross
                                    Amortized   unrealized  unrealized    Fair
Held to maturity                      cost         gains      losses      value
U.S. Government agency obligations $    7,514     $   23    $   431   $    7,106
State and municipal obligations         3,002         44         --        3,046
Corporate bonds and obligations       816,826      5,966     23,311      799,482
Mortgage-backed securities            179,007        296      4,834      174,469
                                      -------        ---      -----      -------
                                   $1,006,349     $6,329    $28,576   $  984,103
                                   ==========     ======    =======   ==========
Available for sale
U.S. Government agency obligations $    2,047     $   --    $     47  $    1,999
State and municipal obligations         2,250         --         190       2,060
Corporate bonds and obligations     1,419,150      7,445      90,703   1,335,892
Mortgage-backed securities            988,352      1,929      25,746     964,536
                                      -------      -----      ------     -------
                                   $2,411,799     $9,374    $116,686  $2,304,487
                                   ==========     ======    ========  ==========

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     Amortized                    Fair
Held to maturity                       cost                       value
Due from one to five years            $405,375                  $402,691
Due from five to ten years             321,802                   317,320
Due in more than ten years              55,503                    55,047
Mortgage-backed securities             151,411                   151,973
                                       -------                   -------
                                      $934,091                  $927,031
                                      ========                  ========

                                    Amortized                     Fair
Available for sale                     cost                       value
Due from one to five years          $   61,851                $   67,514
Due from five to ten years             965,579                   878,853
Due in more than ten years             299,755                   276,345
Mortgage-backed securities             836,721                   845,775
                                       -------                   -------
                                    $2,163,906                $2,068,487
                                    ==========                ==========


During the years ended December 31, 2000, 1999 and 1998, fixed maturities classified as held to maturity were sold with amortized cost of $5,128, $8,466 and $31,117, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

In addition, fixed maturities available for sale were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516 respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively.

At December 31, 2000, bonds carried at $3,259 were on deposit with various states as required by law.

At December 31, 2000, investments in fixed maturities comprised 80 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $463 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                             2000       1999
Aaa/AAA                       $  998,333   $1,168,144
Aaa/AA                             1,000           --
Aa/AA                             34,535       42,859
Aa/A                              59,569       52,416
A/A                              367,643      422,668
A/BBB                            121,028      189,072
Baa/BBB                          989,301      995,152
Baa/BB                            67,156       64,137
Below investment grade           459,432      483,700
                                 -------      -------
                              $3,097,997   $3,418,148
                              ==========   ==========

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2000, approximately 92 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than one percent of the Company's total investments in fixed maturities.

At December 31, 2000, approximately 19 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                              December 31, 2000             December 31, 1999
                          On balance    Commitments      On balance  Commitments
Region                       sheet      to purchase         sheet    to purchase
South Atlantic              $172,349       $--             $194,325      $   --
Middle Atlantic              106,376        --              118,699          --
East North Central           122,354        --              126,243          --
Mountain                     100,208        --              103,751          --
West North Central           110,669        --              125,891         513
New England                   39,877        --               43,345         802
Pacific                       38,559        --               41,396          --
West South Central            30,172        --               31,153          --
East South Central             6,749        --                7,100          --
                               -----     -----                -----       -----
                             727,313        --              791,903       1,315
Less allowance for losses      3,304        --                6,650          --
                               -----     -----                -----       -----
                            $724,009       $--             $785,253      $1,315
                            ========       ===             ========      ======

                              December 31, 2000            December 31, 1999
                          On balance   Commitments       On balance  Commitments
Property type                sheet     to purchase          sheet    to purchase
Department/retail stores    $214,927        $--            $232,449      $1,315
Apartments                   152,906         --             181,346          --
Office buildings             191,767         --             202,132          --
Industrial buildings          80,330         --              83,186          --
Hotels/Motels                 41,977         --              43,839          --
Medical buildings             29,173         --              32,284          --
Nursing/retirement homes       6,471         --               6,608          --
Mixed Use                      9,762         --              10,059          --
                               -----      -----              ------       -----
                             727,313         --             791,903       1,315
Less allowance for losses      3,304         --               6,650          --
                               -----      -----               -----       -----
                            $724,009        $--            $785,253      $1,315
                            ========        ===            ========      ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $9,014 and $5,200, respectively, with allowances of $500 and $1,250, respectively. During 2000 and 1999, the average recorded investment in impaired loans was $4,684 and $5,399, respectively.

The  Company  recognized  $221,  $136 and $251 of  interest  income  related  to
impaired  loans  for  the  years  ended  December  31,  2000,   1999  and  1998,
respectively.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The following table presents changes in the allowance for investment losses related to all loans:

                                              2000        1999         1998
Balance, January 1                            $6,650     $8,500       $3,718
(Reduction) provision for investment losses   (3,346)    (1,850)       4,782
                                              ------     ------        -----
Balance, December 31                          $3,304     $6,650       $8,500
                                              ======     ======       ======

At December 31, 2000 the Company had no commitments to purchase investments.

Net investment income for the years ended December 31 is summarized as follows:

                                  2000          1999             1998
Interest on fixed maturities    $237,201      $265,199         $285,260
Interest on mortgage loans        59,686        63,721           65,351
Interest on cash equivalents       1,136           534              137
Other                              5,693        (1,755)          (2,493)
                                   -----        ------           ------
                                 303,716       327,699          348,255
Less investment expenses           3,957         4,953            8,036
                                   -----         -----            -----
                                $299,759      $322,746         $340,219
                                ========      ========         ========

Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                  2000         1999           1998
Fixed maturities                $ (2,877)     $ 4,715        $    28
Mortgage loans                     3,346       (1,650)        (4,816)
                                   -----       ------         ------
                                $    469      $ 3,065        $(4,788)
                                ========      =======        =======

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                        2000          1999          1998
Fixed maturities available for sale    $11,894     $(175,458)     $(8,032)

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The  income  tax  expense  for the years  ended  December  31,  consists  of the following:
                                2000        1999           1998
Federal income taxes:
Current                        $ 6,170      $15,531       $23,227
Deferred                         7,029          711        (9,591)
                                 -----          ---        ------
                                13,199       16,242        13,636
State income taxes-- current       888          433           759
                                   ---          ---           ---
Income tax expense             $14,087      $16,675       $14,395
                               =======      =======       =======

Increases  (decreases) to the federal income tax provision  applicable to pretax income  based on the  statutory  rate,  for the years  ended  December  31,  are attributable to:
                                                           2000                   1999                   1998
                                                   Provision   Rate       Provision    Rate      Provision   Rate
Federal income taxes based on the statutory rate     $13,458   35.0%      $17,731     35.0%       $13,972   35.0%
Increases (decreases) are attributable to :
     Tax-excluded interest                                (4)    --           (14)      --            (35)  (0.1)
     State tax, net of federal benefit                   578    1.5           281      0.5            493    1.2
Other, net                                                55    0.1        (1,323)    (2.6)           (35)    --
                                                          --    ---        ------     ----            ---    ---
Total income taxes                                   $14,087   36.6%      $16,675     32.9%       $14,395   36.1%
                                                     =======   ====       =======     ====        =======   ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                         2000            1999
Policy reserves                                    $40,242          $46,243
Unrealized losses on investments                    31,441           39,678
Other                                                6,208            1,070
                                                     -----            -----
     Total deferred income tax assets               77,891           86,991
                                                    ------           ------
Deferred income tax liabilities:
Deferred policy acquisition costs                   51,541           49,490
                                                    ------           ------
     Total deferred income tax liabilities          51,541           49,490
                                                    ------           ------
     Net deferred income tax assets                $26,350          $37,501
                                                   =======          =======

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $31,152 and $58,223 as of December 31, 2000 and 1999, respectively. In addition, dividends in excess of $nil would require approval by the Insurance Department of the state of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                  2000          1999         1998
Statutory net (loss) income     $(11,928)    $ 15,241      $ 37,902
Statutory capital and surplus    315,930      343,094       330,588

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The state of Indiana has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes these changes will not adversely impact the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,489 and $8,258 at December 31, 2000 and 1999, respectively. The interest rate swap is an off balance sheet transaction.

The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $45,191, $38,931 and $28,482 for the years ended December 31, 2000, 1999 and 1998, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.

7. DERIVATIVE FINANCIAL INSTRUMENTS
The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

American Enterprise Life Insurance Company
-------------------------------------------------------------------------------

The Company's holdings of derivative financial instruments are as follows:

                             Notional    Carrying        Fair       Total credit
December 31, 2000             amount      amount         value        exposure
Assets:
     Interest rate caps     $  500,000     $2,037      $    414       $    414
     Interest rate floors    2,000,000      6,489        13,185         13,185
Off balance sheet:
     Interest rate swaps     2,000,000         --       (51,369)       (51,369)
                             ---------     ------       -------        -------
                                           $8,526      $(37,770)      $(37,770)
                                           ======      ========       ========

                             Notional    Carrying       Fair       Total credit
December 31, 1999             amount      amount        value        exposure
Assets:
     Interest rate caps     $  900,000   $  3,212       $ 4,437         $ 4,437
     Interest rate floors    2,000,000      8,258         2,251           2,251
Off balance sheet:
     Interest rate swaps     2,000,000         --        18,274          18,274
                             ---------      -----        ------          ------
                                          $11,470       $24,962         $24,962
                                          =======       =======         =======

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2001 to 2006.

Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.


8. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                               December 31, 2000          December 31, 1999
                                              Carrying      Fair         Carrying        Fair
Financial Assets                               amount       value          amount       value
Investments:
Fixed maturities (Note 2):
     Held to maturity                       $  934,091   $  927,031     $1,006,349   $  984,103
     Available for sale                      2,068,487    2,068,487      2,304,487    2,304,487
Mortgage loans on real estate (Note 2)         724,009      740,992        785,253      770,095
Derivative financial instruments (Note 7)        8,526      (37,770)        11,470       24,962
Separate account assets (Note 1)               589,310      589,310        220,994      220,994
Cash and cash equivalents                       34,852       34,852             --           --

Financial Liabilities
Future policy benefits for fixed annuities  $3,567,085   $3,480,270     $3,905,849   $3,778,945
Separate account liabilities                   589,310      567,989        220,994      209,942
                                               -------      -------        -------      -------

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $17,699 and $15,633, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999.

The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

                                                        ANNUAL REPORT - 2000  9

AMERICAN ENTERPRISE          [AMERICAN EXPRESS LOGO]-Registered Trademark-
LIFE INSURANCE COMPANY
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437





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